Organization (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Percentage of outstanding equity ownership interest		90.40%	90.00%
Square feet of real estate properties	2,000,000	2,700,000	500,000
Number of customers leased		900
Number of operating properties		409
Number of institutional partners		5
Total Square Feet Of Company Properties Leased [Member]
Real Estate Properties [Line Items]
Square feet of real estate properties		75,500,000
Wholly Owned Properties [Member]
Real Estate Properties [Line Items]
Square feet of real estate properties		58,100,000
Number of operating properties		408
Occupancy rate		90.60%
Unconsolidated Properties Managed On Behalf Of Institutional Joint Venture Partners [Member]
Real Estate Properties [Line Items]
Square feet of real estate properties		17,200,000
Number of operating properties		52
Occupancy rate		86.30%
Managed Only Properties On Behalf Of Institutional Joint Venture Partners [Member]
Real Estate Properties [Line Items]
Number of operating properties		1
Consolidated Properties Under Redevelopment [Member]
Real Estate Properties [Line Items]
Square feet of real estate properties		200,000
Number of operating properties		1